VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

July 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Partners, Inc.

SEC File Nos. 333-32575; 811-08319

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 27, 2019 to VY® Oppenheimer Global Portfolio’s Prospectus, dated May 1, 2019.

The purpose of the filing is to submit the 497(e) filing dated June 27, 2019 in XBRL for the VY® Oppenheimer Global Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds

Attachment

cc:	Huey P. Falgout, Jr., Esq.
Voya Investments, LLC

Elizabeth J. Reza
Ropes & Gray LLP